Consolidated Statements Of Changes In Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares [Member] shares	Class B Ordinary Shares [Member] shares	Common Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Subscription Receivables [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)
Beginning Balance at Dec. 31, 2017	¥ (447,987)				¥ 1	¥ 121		¥ (122)		¥ (85)	¥ (447,902)
Beginning Balance, shares at Dec. 31, 2017 | shares					158,861	19,675,674
Issuance of Class A ordinary shares	441,166				¥ 40				¥ 441,126
Issuance of Class A ordinary shares upon Initial Public Offering ("IPO"), net of issuance costs, Shares | shares					5,750,000
Conversion of preferred shares to ordinary shares	679,922				¥ 154				679,768
Conversion of preferred shares to ordinary shares, Shares | shares					22,367,696
Share-based compensation expense	45,473								45,473
Accretion of convertible redeemable preferred shares	(28,017)	$ (4,075)							(27,117)		(900)
Net loss for the year	(488,066)										(488,066)
Foreign currency translation	16,403									16,403
Ending Balance at Dec. 31, 2018	218,894				¥ 195	¥ 121		(122)	1,139,250	16,318	(936,868)
Ending Balance, Shares at Dec. 31, 2018 | shares					28,276,557	19,675,674
Repurchase of ordinary shares, Shares | shares					(591,200)		591,200
Repurchase of ordinary shares	(10,730)						¥ (10,730)
Share-based compensation expense	26,683								26,683
Exercise of option	1,964				¥ 13				1,951
Exercise of option, Shares | shares			1,894,994		1,894,994
Net loss for the year	(574,781)										(574,781)
Foreign currency translation	13,165									13,165
Ending Balance at Dec. 31, 2019	(324,805)				¥ 208	¥ 121	¥ (10,730)	(122)	1,167,884	29,483	(1,511,649)
Ending Balance, Shares at Dec. 31, 2019 | shares			29,580,351	19,675,674	29,580,351	19,675,674	591,200
Repurchase of ordinary shares, Shares | shares					(189,811)		189,811
Repurchase of ordinary shares	(4,597)						¥ (4,597)
Share-based compensation expense	29,027								29,027
Exercise of option	1,866				¥ 4			(79)	1,941
Exercise of option, Shares | shares			536,107		536,107
Net loss for the year	(394,827)	(60,508)									(394,827)
Foreign currency translation	(19,227)	(2,947)								(19,227)
Ending Balance at Dec. 31, 2020	¥ (712,563)	$ (109,205)			¥ 212	¥ 121	¥ (15,327)	¥ (201)	¥ 1,198,852	¥ 10,256	¥ (1,906,476)
Ending Balance, Shares at Dec. 31, 2020 | shares			29,926,647	19,675,674	29,926,647	19,675,674	781,011